Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 4 – LOANS

Loans at year-end were as follows:

	2011	2010
Commercial	$25,994	$38,194
Real estate:
Single-family residential	18,214	23,273
Multi-family residential	27,163	35,308
Commercial	69,757	80,725
Construction	—	4,919
Consumer:
Home equity lines of credit	14,921	16,316
Other	1,221	1,790

Subtotal	157,270	200,525
Less: ALLL	(6,110)	(9,758)

Loans, net	$151,160	$190,767

There were no construction loans at December 31, 2011. Construction loans include $2,324 in single-family residential real estate loans and $2,595 in commercial real estate loans at December 31, 2010.

The ALLL is a valuation allowance for probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following table presents the activity in the ALLL by portfolio segment for the year ended December 31, 2011:

		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	—	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	—	(241)	(18)	(7,498)
Recoveries	214	7	9	202	—	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	—	—	—	—	—	—	3

Ending balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Activity in the ALLL was as follows:

	2010	2009
Beginning balance	$7,090	$3,119
Provision for loan losses	8,468	9,928
Reclassification of ALLL on loan-related commitments (1)	10	(36)
Loans charged-off	(6,165)	(6,264)
Recoveries	355	343

Ending balance	$9,758	$7,090

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

		Real Estate			Consumer
	Commercial	Single-family	Multi-family	Commercial	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$624	$—	$11	$262	$—	$—	$897
Collectively evaluated for impairment	1,657	207	1,459	1,601	272	17	5,213

Total ending allowance balance	$2,281	$207	$1,470	$1,863	$272	$17	$6,110

Loans:
Individually evaluated for impairment	$821	$—	$5,090	$6,085	$135	$—	$12,131
Collectively evaluated for impairment	25,173	18,214	22,073	63,672	14,786	1,221	145,139

Total ending loan balance	$25,994	$18,214	$27,163	$69,757	$14,921	$1,221	$157,270

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2010:

		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$332	$—	$1,296	$1,276	$—	$—	$—	$2,904
Collectively evaluated for impairment	1,547	241	1,224	3,443	74	303	22	6,854

Total ending allowance balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758

Loans:
Individually evaluated for impairment	$2,223	$142	$3,985	$4,250	$—	$138	$—	$10,738
Collectively evaluated for impairment	35,971	23,131	31,323	76,475	4,919	16,178	1,790	189,787

Total ending loan balance	$38,194	$23,273	$35,308	$80,725	$4,919	$16,316	$1,790	$200,525

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2011. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest. There was no cash-basis interest income recognized during the year ended December 31, 2011.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$573	$47	$—	$1,171	$—
Real estate:
Single-family residential	—	—	—	23	—
Multi-family residential	6,742	4,996	—	3,396	—
Commercial:
Non-owner occupied	2,171	1,755	—	1,446	—
Owner occupied	876	446	—	1,017	—
Land	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	135	135	—	136	—

Total with no allowance recorded	10,503	6,379	—	7,189	—

With an allowance recorded:
Commercial	796	774	624	428	30
Real estate:
Multi-family residential	94	94	11	48	3
Commercial:
Non-owner occupied	2,823	2,823	210	1,322	85
Owner occupied	411	411	20	211	43
Land	766	650	32	681	42

Total with an allowance recorded	4,890	4,752	897	2,690	203

Total	$15,393	$12,131	$897	$9,879	$203

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010:

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated
With no related allowance recorded:
Commercial	$937	$587	$—
Real estate:
Single-family residential	461	142	—
Commercial:
Owner occupied	78	78	—
Land	695	700	—
Consumer:
Home equity lines of credit:
Originated for portfolio	138	138	—

Total with no allowance recorded	2,309	1,645	—

With an allowance recorded:
Commercial	2,035	1,636	332
Real estate:
Multi-family residential	3,996	3,985	1,296
Commercial:
Non-owner occupied	2,551	2,419	1,244
Owner occupied	1,055	1,053	32

Total with an allowance recorded	9,637	9,093	2,904

Total	$11,946	$10,738	$2,904

	2010	2009
Average of individually impaired loans during the year	$11,722	$7,341
Interest income recognized during impairment	41	—

There was no cash basis interest income recognized during the years ended December 31, 2010 or 2009.

The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2011 and 2010:

	2011	2010
Nonaccrual loans:
Commercial	$47	$2,084
Real estate:
Single-family residential	736	266
Multi-family residential	4,996	3,986
Commercial:
Non-owner occupied	1,910	2,419
Owner occupied	446	1,131
Consumer:
Home equity lines of credit:
Originated for portfolio	157	161
Purchased for portfolio	9	—
Other consumer	—	10

Total nonaccrual and nonperforming loans	$8,301	$10,057

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2011 or 2010.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2011:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$103	$—	$—	$103	$25,891	$47
Real estate:
Single-family residential	714	474	491	1,679	16,535	245
Multi-family residential	—	—	3,065	3,065	24,098	1,931
Commercial:
Non-owner occupied	173	275	68	516	35,899	1,842
Owner occupied	—	—	—	—	27,900	446
Land	—	—	—	—	5,442	—
Consumer:
Home equity lines of credit:
Originated for portfolio	22	—	135	157	12,126	22
Purchased for portfolio	—	—	9	9	2,629	—
Other	—	30	—	30	1,191	—

Total	$1,012	$779	$3,768	$5,559	$151,711	$4,533

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2010:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$449	$—	$—	$449	$37,745	$2,084
Real estate:
Single-family residential	1,104	444	266	1,814	21,459	—
Multi-family residential	—	—	1,242	1,242	34,066	2,744
Commercial:
Non-owner occupied	1,188	—	2,419	3,607	36,687	—
Owner occupied	—	—	1,053	1,053	33,516	78
Land	—	—	—	—	5,862	—
Construction	—	—	—	—	4,919	—
Consumer:
Home equity lines of credit:
Originated for portfolio	1	54	—	55	12,850	161
Purchased for portfolio	—	—	—	—	3,411	—
Other	23	41	—	64	1,726	10

Total	$2,765	$539	$4,980	$8,284	$192,241	$5,077

TDRs:

The Company has allocated $897 and $714 of specific reserves to loans whose terms have been modified in TDRs as of December 31, 2011 and 2010. The Company has not committed to lend additional amounts as of December 31, 2011 or 2010 to customers with outstanding loans that are classified as TDRs.

During the year ended December 31, 2011, the terms of certain loans were modified as TDRs, where concessions had been granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

Modifications involving a reduction of the stated interest rate of the loan were for periods ranging from 1 to 7 years. Modifications involving an extension of the maturity date were for periods ranging from 2 months to 10 years.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
TDR’s:
Commercial	4	$1,127	$1,105

Real estate:
Multi-family residential	2	2,507	2,051
Commercial:
Non-owner occupied	5	2,710	2,710
Owner occupied	3	1,355	1,355
Land	7	655	655

Total	21	$8,354	$7,876

The TDRs described above increased the allowance for loan losses by $897 and resulted in charge-offs of $699 during the year ended December 31, 2011.

There was one commercial loan with a total recorded investment of $47 at December 31, 2011 which had been modified as a TDR in May 2011 for which there was a payment default within twelve months following the modification during the year ended December 31, 2011. A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms, at which time the loan is re-evaluated to determine whether an impairment loss should be recognized, either through a write-off or specific valuation allowance, so that the loan is reported, net, at the present value of estimated future cash flows, or at the fair value of collateral, less cost to sell, if repayment is expected solely from the collateral. The TDR that subsequently defaulted resulted in a charge-off of $126 during the year ended December 31, 2011.

The terms of certain other loans were modified during the year ended December 31, 2011 that did not meet the definition of a TDR. These loans had a total recorded investment of $17,498 as of December 31, 2011. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Certain loans which were modified during the year ended December 31, 2011 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. These modifications involved delays in payment ranging from 15 days to 6 months.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing. At December 31, 2011 and 2010, nonaccrual troubled debt restructurings were as follows:

	2011	2010
Commercial	$47	$1,597
Real estate:
Single-family residential	—	142
Multi-family residential	2,527	2,744
Commercial:
Owner occupied	446	—

Total	$3,020	$4,483

Nonaccrual loans at December 31, 2011 and 2010 do not include $4,597 and $839, respectively, in troubled debt restructurings where customers have established a sustained period of repayment performance, loans are current according to their modified terms and repayment of the remaining contractual payments is expected. These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. Management analyzes loans individually by classifying the loans as to credit risk. This analysis includes commercial, commercial real estate and multi-family residential real estate loans. Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustment to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings. The following definitions are used for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans. Loans listed as not rated are included in groups of homogeneous loans. Past due information is the primary credit indicator for groups of homogenous loans. Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss. The recorded investment in loans by risk category and by class of loans as of December 31, 2011 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$432	$19,591	$2,062	$3,909	$—	$25,994
Real estate:
Single-family residential	17,478	—	—	736	—	18,214
Multi-family residential	—	15,395	4,539	6,822	407	27,163
Commercial:
Non-owner occupied	365	22,159	5,717	8,176	—	36,417
Owner occupied	—	22,526	3,474	1,898	—	27,898
Land	954	1,123	—	3,365	—	5,442
Consumer:
Home equity lines of credit:
Originated for portfolio	12,126	—	—	157	—	12,283
Purchased for portfolio	2,182	—	447	9	—	2,638
Other	1,221	—	—	—	—	1,221

	$34,758	$80,794	$16,239	$25,072	$407	$157,270

The recorded investment in loans by risk category and class of loans as of December 31, 2010 follows: There were no loans rated doubtful at December 31, 2010.

	Special Mention	Special Mention	Special Mention	Special Mention	Special Mention
	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$473	$26,102	$6,281	$5,338	$38,194

Real Estate:
Single-family residential	23,007	—	—	266	23,273
Multi-family residential	—	21,021	4,529	9,758	35,308
Commercial:
Non-owner occupied	91	27,412	4,247	8,544	40,294
Owner occupied	499	27,253	5,090	1,727	34,569
Land	1,089	1,985	—	2,788	5,862
Construction	—	4,919	—	—	4,919

Consumer:
Home equity lines of credit:
Originated for portfolio	12,744	—	—	161	12,905
Purchased for portfolio	2,572	—	839	—	3,411
Other	1,780	—	—	10	1,790

	$42,255	$108,692	$20,986	$28,592	$200,525